TRANSAMERICA IDEX MUTUAL FUNDS

Supplement dated November 16, 2005 to the Prospectus dated March 1, 2005, as previously supplemented

Please read the following information in conjunction with prior supplements to the Prospectus.

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TA IDEX Asset Allocation – Growth Portfolio

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Asset Allocation – Growth Portfolio:

On page 6, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.10%	0.10%	0.10%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.23%	0.23%	0.17%
Total annual fund operating expenses	0.68%	1.33%	1.27%
Expense reduction[e]	0.00%	0.00%	0.00%
Net operating expenses	0.68%	1.33%	1.27%

Footnote d under the same table is hereby amended as follows:

d Annual fund operating expenses are based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect deduction of distribution and service (12b-1) fees from the fund’s assets only, and not (in part) from the assets of the underlying funds.

Footnote e under the same table is deleted in its entirety. Footnote f is amended and becomes footnote e as follows:

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2006, to waive fees and/or to reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.45%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%.

On page 7, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$616	$756	$908	$1,350
B+	$635	$721	$829	$1,423
C	$229	$403	$697	$1,534
If the shares are not redeemed:
Share Class	1 year	3 years	5 years	10 years
A	$616	$756	$908	$1,350
B+	$135	$421	$729	$1,423
C	$129	$403	$697	$1,534

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

The section entitled “Underlying Fund Expenses” is hereby deleted in its entirety and replaced by the following:

Shareholders in the fund will bear indirectly the proportionate expenses of the Class I shares of the underlying TA IDEX funds in which the fund invests.

After combining the total net operating expenses of the fund with the weighted average of the estimated total net operating expense ratios of the Class I shares of the underlying funds in which it invested as of the close of the fund’s last fiscal year, adjusted for anticipated holdings in November 2005, the total annualized weighted average expense ratios of each class of shares of the fund (calculated as a percentage of average net assets) are estimated to be as follows:

Class A	Class B	Class C
1.67%	2.32%	2.26%

These expense ratios are estimates only, and may vary.

Note: Prior to November 1, 2005, the fund invested in Class A shares of the underlying TA IDEX funds. Because Class A shares of the underlying funds paid a distribution and service (12b-1) fee of up to 0.35% of average daily net assets annually, the fund’s Class A, B and C shares had reduced their 12b-1 fees by the amount of the underlying funds’ 12b-1 fees. Consequently, the fund showed different fees in its annual fund operating expenses table under “Distribution and Service (12b-1) fees” and in the estimates immediately above.

* * *

TA IDEX Asset Allocation – Moderate Growth Portfolio

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Asset Allocation – Moderate Growth Portfolio:

On page 10, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.10%	0.10%	0.10%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.17%	0.19%	0.14%
Total annual fund operating expenses	0.62%	1.29%	1.24%
Expense reduction[e]	0.00%	0.00%	0.00%
Net operating expenses	0.62%	1.29%	1.24%

Footnote d under the same table is hereby amended as follows:

d Annual fund operating expenses are based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect deduction of distribution and service (12b-1) fees from the fund’s assets only, and not (in part) from the assets of the underlying funds.

Footnote e under the same table is deleted in its entirety. Footnote f is amended and becomes footnote e as follows:

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2006, to waive fees and/or to reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.45%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%.

On page 11, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$610	$738	$877	$1,282
B+	$631	$709	$808	$1,372
C	$226	$393	$681	$1,500
If the shares are not redeemed:
Share Class	1 year	3 years	5 years	10 years
A	$610	$738	$877	$1,282
B+	$131	$409	$708	$1,372
C	$126	$393	$681	$1,500

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

The section entitled “Underlying Fund Expenses” is hereby deleted in its entirety and replaced by the following:

Shareholders in the fund will bear indirectly the proportionate expenses of the Class I shares of the underlying TA IDEX funds in which the fund invests.

After combining the total net operating expenses of the fund with the weighted average of the estimated total net operating expense ratios of the Class I shares of the underlying funds in which it invested as of the close of the fund’s last fiscal year, adjusted for anticipated holdings in November 2005, the total annualized weighted average expense ratios of each class of shares of the fund (calculated as a percentage of average net assets) are estimated to be as follows:

Class A	Class B	Class C
1.54%	2.21%	2.16%

These expense ratios are estimates only, and may vary.

Note: Prior to November 1, 2005, the fund invested in Class A shares of the underlying TA IDEX funds. Because Class A shares of the underlying funds paid a distribution and service (12b-1) fee of up to 0.35% of average daily net assets annually, the fund’s Class A, B and C shares had reduced their 12b-1 fees by the amount of the underlying funds’ 12b-1 fees. Consequently, the fund showed different fees in its annual fund operating expenses table under “Distribution and Service (12b-1) fees” and in the estimates immediately above.

* * *

TA IDEX Asset Allocation – Moderate Portfolio

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Asset Allocation – Moderate Portfolio:

On page 14, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.10%	0.10%	0.10%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.15%	0.17%	0.13%
Total annual fund operating expenses	0.60%	1.27%	1.23%
Expense reduction[e]	0.00%	0.00%	0.00%
Net operating expenses	0.60%	1.27%	1.23%

Footnote d under the same table is hereby amended as follows:

d Annual fund operating expenses are based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect deduction of distribution and service (12b-1) fees from the fund’s assets only, and not (in part) from the assets of the underlying funds.

Footnote e under the same table is deleted in its entirety. Footnote f is amended and becomes footnote e as follows:

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2006, to waive fees and/or to reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.45%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%.

On page 15, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$608	$732	$866	$1,259
B+	$629	$703	$797	$1,349
C	$225	$390	$676	$1,489
If the shares are not redeemed:
Share Class	1 year	3 years	5 years	10 years
A	$608	$732	$866	$1,259
B+	$129	$403	$697	$1,349
C	$125	$390	$676	$1,489

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

The section entitled “Underlying Fund Expenses” is hereby deleted in its entirety and replaced by the following:

Shareholders in the fund will bear indirectly the proportionate expenses of the Class I shares of the underlying TA IDEX funds in which the fund invests.

After combining the total net operating expenses of the fund with the weighted average of the estimated total net operating expense ratios of the Class I shares of the underlying funds in which it invested as of the close of the fund’s last fiscal year,, adjusted for anticipated holdings in November 2005, the total annualized weighted average expense ratios of each class of shares of the fund (calculated as a percentage of average net assets) are estimated to be as follows:

Class A	Class B	Class C
1.47%	2.14%	2.10%

These expense ratios are estimates only, and may vary.

Note: Prior to November 1, 2005, the fund invested in Class A shares of the underlying TA IDEX funds. Because Class A shares of the underlying funds paid a distribution and service (12b-1) fee of up to 0.35% of average daily net assets annually, the fund’s Class A, B and C shares had reduced their 12b-1 fees by the amount of the underlying funds’ 12b-1 fees. Consequently, the fund showed different fees in its annual fund operating expenses table under “Distribution and Service (12b-1) fees” and in the estimates immediately above.

* * *

TA IDEX Asset Allocation – Conservative Portfolio

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Asset Allocation – Conservative Portfolio:

On page 18, the table entitle “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.10%	0.10%	0.10%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.16%	0.16%	0.14%
Total annual fund operating expenses	0.61%	1.26%	1.24%
Expense reduction[e]	0.00%	0.00%	0.00%
Net operating expenses	0.61%	1.26%	1.24%

Footnote d under the same table is hereby amended as follows:

d Annual fund operating expenses are based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect deduction of distribution and service (12b-1) fees from the fund’s assets only, and not (in part) from the assets of the underlying funds.

Footnote e under the same table is deleted in its entirety. Footnote f is amended and becomes footnote e as follows:

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2006, to waive fees and/or to reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.45%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%.

On page 19, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$609	$735	$872	$1,270
B+	$628	$700	$792	$1,343
C	$226	$393	$681	$1,500
If the shares are not redeemed:
Share Class	1 year	3 years	5 years	10 years
A	$609	$735	$872	$1,270
B+	$128	$400	$692	$1,343
C	$126	$393	$681	$1,500

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

The section entitled “Underlying Fund Expenses” is hereby deleted in its entirety and replaced by the following:

Shareholders in the fund will bear indirectly the proportionate expenses of the Class I shares of the underlying TA IDEX funds in which the fund invests.

After combining the total net operating expenses of the fund with the weighted average of the estimated total net operating expense ratios of the Class I shares of the underlying funds in which it invested as of the close of the fund’s last fiscal year, adjusted for anticipated holdings in November 2005, the total annualized weighted average expense ratios of each class of shares of the fund (calculated as a percentage of average net assets) are estimated to be as follows:

Class A	Class B	Class C
1.46%	2.11%	2.09%

These expense ratios are estimates only, and may vary.

Note: Prior to November 1, 2005, the fund invested in Class A shares of the underlying TA IDEX funds. Because Class A shares of the underlying funds paid a distribution and service (12b-1) fee of up to 0.35% of average daily net assets annually, the fund’s Class A, B and C shares had reduced their 12b-1 fees by the amount of the underlying funds’ 12b-1 fees. Consequently, the fund showed different fees in its annual fund operating expenses table under “Distribution and Service (12b-1) fees” and in the estimates immediately above.

* * *

TA IDEX Great Companies - America

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Great Companies America:

The following is added after the discussion of “Growth Stocks” under the section entitled “Principal Risks”:

Value Risk

The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004,, restated to reflect current contractual advisory fees and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.17%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.17%.

* * *

TA IDEX Great Companies - Technology

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Great Companies Technology:

Footnote e under the section entitled “Fees and Expenses” is hereby amended as follows:

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.20%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.20%.

* * *

TA IDEX Janus Growth

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Janus Growth:

The following information is added after the discussion of “Foreign Securities” under the section entitled “Principal Risks”:

Repurchase Agreements

Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the other party to a repurchase agreement defaults on its obligation, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the fund could lose money.

Futures

Futures involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

•	Inaccurate market predictions
•	Imperfect correlation
•	Illiquidity
•	Tax considerations

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current contractual advisory fees and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.30%, excluding 12b-1 fees.

* * *

TA IDEX Salomon All Cap

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Salomon All Cap:

Footnote e under the section entitled “Fees and Expenses” is hereby amended as follows:

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.20%, excluding 12b-1 fees.

* * *

TA IDEX Transamerica Equity

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Transamerica Equity:

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current contractual advisory fees and/or expense limits, and the impact of the fund’s merger with TA IDEX Alger Aggressive Growth.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.175%, excluding 12b-1 fees.

The first paragraph of the discussion entitled “Portfolio Managers” under the section entitled “Management” is hereby replaced by the following:

Edward S. Han is Principal and Portfolio Manager at Transamerica Investment Management, LLC (“TIM”). Mr. Han is the Co-Manager of the TA IDEX Transamerica Equity Fund. He also manages sub-advised funds and institutional separate accounts in the Mid Growth Equity discipline and is a member of the Large Growth team. He joined TIM in 1998. Mr. Han holds an M.B.A. from the Darden Graduate

School of Business Administration at the University of Virginia and received his B.A. in Economics from the University of California at Irvine. Mr. Han has 11 years of investment experience.

* * *

TA IDEX Transamerica Growth Opportunities

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Transamerica Growth Opportunities:

The average annual total return for the life of fund as of 12/31/04 for the Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes) under the section entitled “Past Performance” is: (6.78)%.

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended as follows:

d Annual fund operating expenses are based on the fund’s expenses for the fiscal year ended October 31, 2004.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.40%, excluding 12b-1 fees.

* * *

TA IDEX Transamerica Small/Mid Cap Value

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Transamerica Small/Mid Cap Value:

The following information is added after the discussion of “Foreign Securities” under the section entitled “Principal Risks”:

Emerging Markets Risk

Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. In addition, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended as follows:

d Annual fund operating expenses are based on the fund’s expenses for the fiscal year ended October 31, 2004.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.40%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expense are less than 1.40%.

* * *

TA IDEX Templeton Great Companies Global

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Templeton Great Companies Global:

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended as follows:

d Annual fund operating expenses are based on the fund’s expenses for the fiscal year ended October 31, 2004.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.20%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expense are less than 1.20%.

* * *

TA IDEX Transamerica Balanced

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Transamerica Balanced:

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004,, restated to reflect current contractual advisory fees and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.45%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expense are less than 1.45%.

The second paragraph of the discussion entitled “Portfolio Managers” under the section entitled “Management” is hereby replaced by the following:

Heidi Y. Hu is Principal, Managing Director and Portfolio Manager at Transamerica Investment Management, LLC (“TIM”). Ms. Hu is the Lead (fixed-income) Manager of the TA IDEX Transamerica Balanced Fund and the TA IDEX Transamerica Value Balanced Fund, and the Co-Manager of the TA IDEX Transamerica Flexible Income Fund. She also manages institutional separate accounts in the Balanced and Fixed Income disciplines. Prior to joining TIM in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.S. in Economics from Lewis & Clark College. Ms. Hu has earned the right to use the Chartered Financial Analyst designation and has 17 years of investment experience.

* * *

TA IDEX Transamerica Value Balanced

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Transamerica Value Balanced:

The following information is added after the discussion of “Preferred Stock” under the section entitled “Principal Risks”:

Value Risk

The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Footnote e under the section entitled “Fees and Expenses” is hereby amended as follows:

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.20%, excluding 12b-1 fees.

The second paragraph of the discussion entitled “Portfolio Managers” under the section entitled “Management” is hereby replaced by the following:

Heidi Y. Hu is Principal, Managing Director and Portfolio Manager at Transamerica Investment Management, LLC (“TIM”). Ms. Hu is the Lead (fixed-income) Manager of the TA IDEX Transamerica Balanced Fund and the TA IDEX Transamerica Value Balanced Fund, and the Co-Manager of the TA IDEX Transamerica Flexible Income Fund. She also manages institutional separate accounts in the Balanced and Fixed Income disciplines. Prior to joining TIM in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.S. in Economics from Lewis & Clark College. Ms. Hu has earned the right to use the Chartered Financial Analyst designation and has 17 years of investment experience.

* * *

TA IDEX Transamerica High-Yield Bond

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Transamerica High-Yield Bond:

The discussion of “High-Yield/High Risk Securities” under the section entitled “Principal Risks” is hereby deleted in its entirety and replaced by the following:

High Yield Debt Security Risk

High yield debt securities, or junk bonds, are securities which are rated below “investment grade” or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Fund portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, the Fund’s sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

Footnote e under the section entitled “Fees and Expenses” is hereby amended as follows:

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.25%, excluding 12b-1 fees.

* *

TA IDEX Transamerica Convertible Securities

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Transamerica Convertible Securities:

Footnote e under the section entitled “Fees and Expenses” is hereby amended as follows:

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.35%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expense are less than 1.35%.

The third paragraph of the discussion entitled “Portfolio Managers” under the section entitled

“Management” is hereby replaced by the following:

Edward S. Han is Principal and Portfolio Manager at Transamerica Investment Management, LLC (“TIM”). Mr. Han is the Co-Manager of the TA IDEX Transamerica Convertible Securities Fund. He also manages sub-advised funds and institutional separate accounts in the Mid Growth Equity discipline and is a member of the Large Growth team. He joined TIM in 1998. Mr. Han holds an M.B.A. from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in Economics from the University of California at Irvine. Mr. Han has 11 years of investment experience.

* * *

TA IDEX Transamerica Flexible Income

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Transamerica Flexible Income:

The discussion of “High-Yield/High Risk Securities” under the section entitled “Principal Risks” is hereby deleted in its entirety and replaced by the following:

High Yield Debt Security Risk

High yield debt securities, or junk bonds, are securities which are rated below “investment grade” or are not rated, but are determined to be of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, the fund’s sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

The following information is added before the discussion entitled “Market Risk” under the section entitled “Principal Risks”:

Warrants and Rights

Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current contractual advisory fees and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.50%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expense are less than 1.50%.

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TA IDEX Transamerica Money Market

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Transamerica Money Market:

Footnote c and footnote d under the section entitled “Fees and Expense” is hereby amended as follows:

c Projected annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to no longer reflect voluntary 12b-1 fee waivers that occurred in fiscal year ended October 31, 2004 that are not expected to occur in the fiscal year ending October 31, 2005.

d Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 0.48%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expense are less than 0.48%.

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All Funds

The following information supplements, amends and replaces the indicated disclosure regarding all funds throughout the Prospectus:

The last paragraph under the section entitled “Additional Information” is hereby amended as follows:

A discussion regarding the basis of TA IDEX’s Board of Trustees’ approval of the fund’s advisory arrangement is available in TA IDEX’s semi-annual report for the period ended April 30, 2005.

The following information supplements, amends and replaces the indicated disclosure in the Prospectus regarding all funds except the four Asset Allocation portfolios:

The last sentence in the paragraph under the caption “Disclosure of Portfolio Holdings” is hereby amended as follows:

Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

The following information supplements, amends, and replaces all discussions of “Foreign Securities” under the sections entitled “Principal Risks” throughout the Prospectus (except for TA IDEX Transamerica Money Market):

Foreign Securities

Investments in foreign securities, including American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

•	changes in currency values
•	currency speculation
•	currency trading costs
•	different accounting and reporting practices
•	less information available to the public
•	less (or different) regulation of securities markets
•	more complex business negotiations
•	less liquidity
•	more fluctuations in prices
•	delays in settling foreign securities transactions
•	higher costs for holding shares (custodial fees)
•	higher transaction costs
•	vulnerability to seizure and taxes
•	political instability and small markets
•	different market trading days

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The following information supplements, amends, and replaces all discussions of “Fixed-Income Securities” under the sections entitled “Principal Risks” throughout the Prospectus:

Fixed-Income Securities

The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include:

•	fluctuations in market value

•	changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

•	changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise
•	length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates
•	issuers defaulting on their obligations to pay interest or return principal

The following information supplements, amends, and replaces all discussions of “Convertible Securities” under the sections entitled “Principal Risks” throughout the Prospectus:

Convertible Securities

Convertible securities may include corporate notes or preferred stock, but ordinarily are long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with most debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

The following information supplements, amends and replaces the indicated disclosure on page 138 of the Prospectus under the caption “Regulatory Proceedings”:

The second sentence of the discussion under the caption “Regulatory Proceedings” is hereby amended as follows:

As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting Transamerica Fund Advisors, Inc. (TFAI), the investment adviser for TA IDEX and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation.

The following information supplements, amends and replaces the indicated disclosure on page 144 of the Prospectus under the caption “Pricing of Shares”:

The second sentence of the second paragraph under the caption “When Share Price is Determined” is hereby amended as follows:

Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.

The following information supplements, amends and replaces the indicated disclosure on page 150 of the Prospectus under the caption “Asset Allocation Funds”:

The paragraph under the caption “Asset Allocation Funds” is hereby amended as follows:

The asset allocation funds, TA IDEX Asset Allocation - Conservative Portfolio, TA IDEX Asset Allocation - Moderate Portfolio, TA IDEX Asset Allocation - Moderate Growth Portfolio and TA IDEX Asset Allocation – Growth Portfolio, as well as AEGON/Transamerica Series Trust (“ATST”) Asset Allocation – Conservative Portfolio, ATST Asset Allocation – Growth Portfolio, ATST Asset Allocation – Moderate Growth Portfolio, and ATST Asset Allocation – Moderate Portfolio, may own a significant portion of the shares of a TA IDEX fund. Transactions by the asset allocation funds may be disruptive to the management of an underlying TA IDEX fund.

The following information supplements, amends and replaces the indicated disclosure on page 1 of Appendix A to the Prospectus:

The discussion under the caption “Diversification” on page 1 of Appendix A to the Prospectus is hereby amended as follows:

The Investment Company Act of 1940 (“1940 Act”) classifies investment companies as either diversified or non-diversified. Diversification is the practice of spreading a fund’s assets over a number of issuers to reduce risk. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a diversified fund.

All of the funds (except TA IDEX Clarion Global Real Estate Securities, TA IDEX Salomon All Cap, TA IDEX Great Companies – AmericaSM, TA IDEX T. Rowe Price Health Sciences, TA IDEX PIMCO Real Return TIPS and TA IDEX Great Companies – TechnologySM) qualify as diversified funds under the 1940 Act.

TA IDEX Salomon All Cap, TA IDEX Great Companies – AmericaSM, TA IDEX Great Companies – TechnologySM, TA IDEX Clarion Global Real Estate Securities, TA IDEX PIMCO Real Return TIPS and TA IDEX T. Rowe Price Health Sciences each reserves the right to become a diversified investment company (as defined by the 1940 Act).

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Investors Should Retain This Supplement For Future Use